Loans Measured at Amortized Cost Details of Loans(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Details Of Loans Line Items [Line Items]
Loans measured at amortized cost	₩ 377,166,984	$ 347,264,074	₩ 339,684,059
Loans measured at amortized cost
Details Of Loans Line Items [Line Items]
Loans measured at amortized cost	379,734,020		341,363,805
Deferred loan origination fees and costs
Details Of Loans Line Items [Line Items]
Loans measured at amortized cost	716,327		728,270
Allowances for credit losses
Details Of Loans Line Items [Line Items]
Loans measured at amortized cost	₩ (3,283,363)		₩ (2,408,016)